Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended	17 Months Ended		47 Months Ended	53 Months Ended	60 Months Ended	75 Months Ended	77 Months Ended	87 Months Ended	101 Months Ended	113 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000102168
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X MLP ETF
C000124409
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X MLP & Energy Infrastructure ETF
C000156499
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Alternative Income ETF
C000170551
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Conscious Companies ETF
C000191734
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X U.S. Preferred ETF
C000201047
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Quality Dividend ETF
C000203262
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Adaptive U.S. Factor ETF
C000219547
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Variable Rate Preferred ETF
C000224228
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Adaptive U.S. Risk Management ETF
C000243154
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X 1-3 Month T-Bill ETF
C000243084
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X U.S. Cash Flow Kings 100 ETF
C000252057
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Short-Term Treasury Ladder ETF
C000252058
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Intermediate-Term Treasury Ladder ETF
C000252059
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Long-Term Treasury Ladder ETF
Without Sales Load [Member] | C000102168
Average Annual Return [Line Items]
Average Annual Return, Percent		22.79%					13.34%						2.10%
Without Sales Load [Member] | C000124409
Average Annual Return [Line Items]
Average Annual Return, Percent		50.20%					21.16%						7.02%
Without Sales Load [Member] | C000156499
Average Annual Return [Line Items]
Average Annual Return, Percent		18.36%					4.11%					5.73%
Without Sales Load [Member] | C000170551
Average Annual Return [Line Items]
Average Annual Return, Percent		28.74%					13.16%				13.89%
Without Sales Load [Member] | C000191734
Average Annual Return [Line Items]
Average Annual Return, Percent		14.20%					2.07%			3.03%
Without Sales Load [Member] | C000201047
Average Annual Return [Line Items]
Average Annual Return, Percent		23.69%					10.35%		9.67%
Without Sales Load [Member] | C000203262
Average Annual Return [Line Items]
Average Annual Return, Percent		34.02%					14.79%	13.08%
Without Sales Load [Member] | C000219547
Average Annual Return [Line Items]
Average Annual Return, Percent		13.29%				5.80%
Without Sales Load [Member] | C000224228
Average Annual Return [Line Items]
Average Annual Return, Percent		27.98%			11.28%
Without Sales Load [Member] | C000243154
Average Annual Return [Line Items]
Average Annual Return, Percent		5.38%		5.36%
Without Sales Load [Member] | C000243084
Average Annual Return [Line Items]
Average Annual Return, Percent		26.89%	24.07%
Without Sales Load [Member] | C000252057
Average Annual Return [Line Items]
Average Annual Return, Percent	0.32%
Without Sales Load [Member] | C000252058
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.98%)
Without Sales Load [Member] | C000252059
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.66%)
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		33.89%					15.77%						13.35%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		33.89%					15.77%						13.35%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		33.89%					15.77%					13.93%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		33.89%					15.77%				15.16%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		33.89%					15.77%			14.99%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		33.89%					15.77%		14.66%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		33.89%					15.77%	14.44%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		33.89%				17.81%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		33.89%			14.35%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent		6.88%		4.14%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent		33.89%	27.02%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	(1.55%)
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	(1.55%)
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	(1.55%)
Custom Hybrid for Global X MLP ETF (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Hybrid for Global X MLP ETF (Gross)
Average Annual Return, Percent		28.60%					16.29%						3.15%
Solactive MLP Infrastructure Index (TR) (USD)^
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive MLP Infrastructure Index (TR) (USD)^
Average Annual Return, Percent		28.60%					16.29%						3.24%
Solactive MLP & Energy Infrastructure Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive MLP & Energy Infrastructure Index (TR) (USD)
Average Annual Return, Percent		51.27%					22.00%						7.77%
Indxx SuperDividend Alternatives Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Indxx SuperDividend Alternatives Index (USD)
Average Annual Return, Percent		18.51%					4.09%					6.09%
Concinnity Conscious Companies Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Concinnity Conscious Companies Index (TR) (USD)
Average Annual Return, Percent		29.36%					13.66%				14.41%
ICE BofA Diversified Core U.S. Preferred Securities Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Diversified Core U.S. Preferred Securities Index (TR) (USD)
Average Annual Return, Percent		14.54%					2.25%			3.23%
S&P 500 Quality High Dividend Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Quality High Dividend Index (TR) (USD)
Average Annual Return, Percent		24.02%					10.65%		9.98%
Adaptive Wealth Strategies U.S. Factor Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Adaptive Wealth Strategies U.S. Factor Index (TR) (USD)
Average Annual Return, Percent		34.52%					15.16%	13.45%
ICE U.S. Variable Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Variable Rate Preferred Securities Index
Average Annual Return, Percent		13.61%				6.03%
Adaptive Wealth Strategies U.S. Risk Management Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Adaptive Wealth Strategies U.S. Risk Management Index (TR) (USD)
Average Annual Return, Percent		28.63%			11.56%
Solactive 1-3 Month US T-Bill Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive 1-3 Month US T-Bill Index (TR) (USD)
Average Annual Return, Percent		5.40%		5.41%
Global X U.S. Cash Flow Kings 100 Index (GR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X U.S. Cash Flow Kings 100 Index (GR) (USD)
Average Annual Return, Percent		27.34%	24.47%
FTSE US Treasury 1-3 Years Laddered Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE US Treasury 1-3 Years Laddered Bond Index (TR) (USD)
Average Annual Return, Percent	0.35%
FTSE US Treasury 3-10 Years Laddered Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE US Treasury 3-10 Years Laddered Bond Index (TR) (USD)
Average Annual Return, Percent	(1.96%)
FTSE US Treasury 10-30 Years Laddered Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE US Treasury 10-30 Years Laddered Bond Index (TR) (USD)
Average Annual Return, Percent	(4.67%)